Schedule of Investments (unaudited)
December 31, 2022
iShares® Factors US Value Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.2%
CH Robinson Worldwide, Inc.	123	$ 11,262
Expeditors International of Washington, Inc.	203	21,096
FedEx Corp.	114	19,745
United Parcel Service, Inc., Class B	209	36,332
		88,435
Banks — 2.3%
Citigroup, Inc.	638	28,857
JPMorgan Chase & Co.	189	25,345
Popular, Inc.	576	38,200
		92,402
Biotechnology — 2.1%
Amgen, Inc.	63	16,547
Biogen, Inc.(a)	23	6,369
Gilead Sciences, Inc.	326	27,987
Moderna, Inc.(a)	147	26,404
Vertex Pharmaceuticals, Inc.(a)	17	4,909
		82,216
Building Products — 1.5%
Lennox International, Inc.	120	28,708
Masco Corp.	553	25,808
Owens Corning	56	4,777
		59,293
Capital Markets — 8.9%
Evercore, Inc., Class A	740	80,719
Franklin Resources, Inc.	632	16,672
Goldman Sachs Group, Inc.	89	30,561
Jefferies Financial Group, Inc.	2,261	77,507
Lazard Ltd., Class A	1,673	58,003
Morgan Stanley	297	25,251
MSCI, Inc., Class A	31	14,420
Raymond James Financial, Inc.	221	23,614
State Street Corp.	92	7,137
Virtu Financial, Inc., Class A	1,134	23,145
		357,029
Chemicals — 0.7%
Chemours Co.	343	10,503
Huntsman Corp.	419	11,514
Mosaic Co.	33	1,448
Scotts Miracle-Gro Co.	65	3,158
		26,623
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	164	21,154
Waste Management, Inc.	2	314
		21,468
Communications Equipment — 1.2%
Cisco Systems, Inc.	140	6,670
Juniper Networks, Inc.	50	1,598
Lumentum Holdings, Inc.(a)	59	3,078
Motorola Solutions, Inc.	95	24,482
Ubiquiti, Inc.	40	10,941
		46,769
Consumer Finance — 2.9%
Ally Financial, Inc.	1,749	42,763
American Express Co.	30	4,432
Capital One Financial Corp.	182	16,919
OneMain Holdings, Inc.	618	20,586
Security	Shares	Value
Consumer Finance (continued)
SLM Corp.	654	$ 10,856
Synchrony Financial	638	20,965
		116,521
Containers & Packaging — 0.7%
Amcor PLC	1,025	12,208
Ball Corp.	9	460
Silgan Holdings, Inc.	323	16,744
		29,412
Diversified Consumer Services — 0.5%
H&R Block, Inc.	453	16,539
Service Corp. International	65	4,494
		21,033
Diversified Financial Services — 0.8%
Voya Financial, Inc.	498	30,622
Diversified Telecommunication Services — 3.1%
AT&T Inc.	693	12,758
Lumen Technologies, Inc.	6,745	35,209
Verizon Communications, Inc.	1,976	77,855
		125,822
Electric Utilities — 2.5%
Avangrid, Inc.	26	1,118
Duke Energy Corp.	63	6,488
Entergy Corp.	146	16,425
Hawaiian Electric Industries, Inc.	693	29,002
IDACORP, Inc.	80	8,628
NRG Energy, Inc.	433	13,778
Pinnacle West Capital Corp.	101	7,680
Xcel Energy, Inc.	218	15,284
		98,403
Electrical Equipment — 0.8%
Acuity Brands, Inc.	23	3,809
nVent Electric PLC	691	26,583
		30,392
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	179	7,443
Jabil, Inc.	41	2,796
Vontier Corp.	395	7,635
		17,874
Entertainment — 0.2%
Electronic Arts, Inc.	41	5,010
Take-Two Interactive Software, Inc.(a)	39	4,061
		9,071
Equity Real Estate Investment Trusts (REITs) — 2.5%
Brixmor Property Group, Inc.	58	1,315
Equity Residential	287	16,933
Healthpeak Properties, Inc.	217	5,440
Public Storage	70	19,613
SBA Communications Corp.	77	21,584
SL Green Realty Corp.	938	31,630
Vornado Realty Trust	114	2,372
		98,887
Food & Staples Retailing — 4.0%
Albertsons Cos., Inc., Class A	1,941	40,256
BJ’s Wholesale Club Holdings, Inc.(a)	149	9,858
Kroger Co.	1,058	47,166
Walgreens Boots Alliance, Inc.	154	5,754
Walmart, Inc.	398	56,432
		159,466

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Factors US Value Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products — 2.5%
Campbell Soup Co.(b)	83	$ 4,710
Flowers Foods, Inc.	1,434	41,213
General Mills, Inc.	90	7,546
Hershey Co.	112	25,936
J M Smucker Co.	134	21,234
		100,639
Gas Utilities — 0.1%
National Fuel Gas Co.	43	2,722
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	222	24,373
Health Care Providers & Services — 3.6%
Chemed Corp.	20	10,209
CVS Health Corp.	637	59,362
Enhabit, Inc.(a)	1,963	25,833
HCA Healthcare, Inc.	70	16,797
McKesson Corp.	54	20,256
Molina Healthcare, Inc.(a)	35	11,558
Premier, Inc., Class A	52	1,819
		145,834
Hotels, Restaurants & Leisure — 1.8%
Domino’s Pizza, Inc.	63	21,823
McDonald’s Corp.	67	17,656
Yum! Brands, Inc.	244	31,252
		70,731
Household Durables — 0.3%
Newell Brands, Inc.	863	11,288
Household Products — 0.6%
Colgate-Palmolive Co.	60	4,727
Procter & Gamble Co.	130	19,703
		24,430
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	562	13,038
Insurance — 7.4%
Aflac, Inc.	138	9,928
Allstate Corp.	80	10,848
American Financial Group, Inc.	191	26,220
Assurant, Inc.	92	11,506
Assured Guaranty Ltd.	302	18,802
Axis Capital Holdings Ltd.	234	12,676
Brighthouse Financial, Inc.(a)	527	27,019
CNA Financial Corp.	136	5,750
F&G Annuities & Life, Inc.(a)	3,668	73,397
Fidelity National Financial, Inc., Class A	319	12,001
Hanover Insurance Group, Inc.	15	2,027
Hartford Financial Services Group, Inc.	17	1,289
Loews Corp.	528	30,798
MetLife, Inc.	276	19,974
Principal Financial Group, Inc.	34	2,853
Travelers Cos., Inc.	14	2,625
Unum Group	233	9,560
White Mountains Insurance Group Ltd.	12	16,972
		294,245
Interactive Media & Services — 0.4%
Meta Platforms, Inc., Class A(a)	147	17,690
Internet & Direct Marketing Retail — 0.5%
eBay, Inc.	405	16,795
Wayfair, Inc., Class A(a)	104	3,421
		20,216
Security	Shares	Value
IT Services — 1.4%
VeriSign, Inc.(a)	176	$ 36,157
Western Union Co.	1,350	18,590
		54,747
Leisure Products — 0.4%
Hasbro, Inc.	258	15,741
Life Sciences Tools & Services — 1.2%
Danaher Corp.	90	23,888
Thermo Fisher Scientific, Inc.	43	23,680
		47,568
Machinery — 2.4%
AGCO Corp.	29	4,022
Allison Transmission Holdings, Inc.	533	22,173
Esab Corp.	112	5,255
Illinois Tool Works, Inc.	2	441
Otis Worldwide Corp.	811	63,509
		95,400
Media — 0.9%
Altice U.S.A., Inc., Class A(a)	1,729	7,953
Comcast Corp., Class A	484	16,926
Sirius XM Holdings, Inc.(b)	1,550	9,052
		33,931
Metals & Mining — 1.2%
Alcoa Corp.	104	4,729
Nucor Corp.	88	11,599
Reliance Steel & Aluminum Co.	71	14,373
Steel Dynamics, Inc.	164	16,023
United States Steel Corp.	103	2,580
		49,304
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	33	342
Multiline Retail — 1.3%
Kohl’s Corp.	289	7,297
Macy’s, Inc.	1,480	30,562
Target Corp.	98	14,606
		52,465
Multi-Utilities — 2.1%
Ameren Corp.	341	30,322
CMS Energy Corp.	127	8,043
Consolidated Edison, Inc.	188	17,918
NiSource, Inc.	253	6,937
WEC Energy Group, Inc.	214	20,065
		83,285
Oil, Gas & Consumable Fuels — 6.4%
Antero Midstream Corp.	3,830	41,326
APA Corp.	125	5,835
Chesapeake Energy Corp.	648	61,152
Chevron Corp.	151	27,103
ConocoPhillips	127	14,986
Coterra Energy, Inc.	509	12,506
Devon Energy Corp.	507	31,185
DT Midstream, Inc.	485	26,801
Exxon Mobil Corp.	169	18,641
Kinder Morgan, Inc.	543	9,817
Marathon Oil Corp.	181	4,900
Range Resources Corp.	110	2,752
		257,004
Paper & Forest Products — 1.3%
Louisiana-Pacific Corp.	887	52,510

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Factors US Value Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	569	$ 40,939
Eli Lilly & Co.	44	16,097
Johnson & Johnson	723	127,718
Merck & Co., Inc.	862	95,639
Organon & Co.	63	1,760
Pfizer, Inc.	1,598	81,881
Royalty Pharma PLC, Class A	94	3,715
		367,749
Professional Services — 1.0%
Dun & Bradstreet Holdings, Inc.	1,009	12,370
FTI Consulting, Inc.(a)	117	18,580
ManpowerGroup, Inc.	9	749
Robert Half International, Inc.	131	9,672
		41,371
Road & Rail — 2.5%
Avis Budget Group, Inc.(a)	55	9,016
RXO, Inc.(a)	3,581	61,593
Schneider National, Inc., Class B	1,205	28,197
		98,806
Semiconductors & Semiconductor Equipment — 1.3%
Cirrus Logic, Inc.(a)	167	12,438
Intel Corp.	14	370
Texas Instruments, Inc.	234	38,662
		51,470
Software — 1.7%
Dropbox, Inc., Class A(a)	419	9,377
Gen Digital, Inc.	283	6,065
Manhattan Associates, Inc.(a)	205	24,887
Nutanix, Inc., Class A(a)	257	6,695
Oracle Corp.	89	7,275
Teradata Corp.(a)	366	12,319
		66,618
Specialty Retail — 3.6%
AutoNation, Inc.(a)	147	15,773
AutoZone, Inc.(a)	3	7,399
Bath & Body Works, Inc.	193	8,133
Best Buy Co., Inc.	183	14,678
Dick’s Sporting Goods, Inc.	133	15,999
Home Depot, Inc.	71	22,426
Leslie’s, Inc.(a)	495	6,044
Lowe’s Cos., Inc.	60	11,954
Security	Shares	Value
Specialty Retail (continued)
Victoria’s Secret & Co.(a)	368	$ 13,167
Williams-Sonoma, Inc.	242	27,811
		143,384
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	3,313	52,876
HP, Inc.	1,367	36,731
		89,607
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	42	3,133
Columbia Sportswear Co.	224	19,618
Deckers Outdoor Corp.(a)	48	19,160
		41,911
Tobacco — 2.0%
Altria Group, Inc.	644	29,437
Philip Morris International, Inc.	493	49,897
		79,334
Trading Companies & Distributors — 0.5%
Watsco, Inc.	76	18,954
Total Long-Term Investments — 99.5% (Cost: $4,305,928)		3,978,445
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	12,172	12,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	5,513	5,513
Total Short-Term Securities — 0.4% (Cost: $17,684)		17,689
Total Investments — 99.9% (Cost: $4,323,612)		3,996,134
Other Assets Less Liabilities — 0.1%		4,091
Net Assets — 100.0%		$ 4,000,225
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Factors US Value Style ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 105,560	$ —	$ (93,439)(a)	$ 67	$ (12)	$ 12,176	12,172	$ 497(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—	(4,487)(a)	—	—	5,513	5,513	83	—
				$ 67	$ (12)	$ 17,689		$ 580	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,978,445	$ —	$ —	$ 3,978,445
Short-Term Securities
Money Market Funds	17,689	—	—	17,689
	$ 3,996,134	$ —	$ —	$ 3,996,134
4